Derivatives - Additional Information (Detail) - Foreign Exchange Forward And Option Contracts and Not Designated As Hedging Instrument Economic Hedge [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 5,100
Contract expiring terms	2025-01
Gain (loss) from foreign currency forward and option contracts not designated as hedging instruments	$ 3,232	$ (2,791)	$ (917)